Statement of Operations	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Revenues
General and administrative expenses	1,030,000
Loss from operations	(1,030,000)
Other income – Income on Trust Account	79,000
Income before provision for income tax	(951,000)
Provision for income tax
Net loss	$ (951,000)
Class A common stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding - basic and diluted (in Shares) | shares	17,114,000
Net income per common share – basic and diluted (in Dollars per share) | $ / shares	$ 0.00
Class B common stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding - basic and diluted (in Shares) | shares	4,007,500
Net income per common share – basic and diluted (in Dollars per share) | $ / shares	$ (0.24)